Significant Accounting Policies - Summary of Restatement (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019		Dec. 31, 2018
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Property and equipment	$ 1,074,428	$ 1,125,429	[1]			$ 1,023,595
Right-of-use assets	337,285	334,168	[1]
Long-term debt (including current portion)	(829,547)	(1,302,002)	[1]	$ (1,071,751)
Lease liabilities (including current portion)	(355,986)	(355,591)
Deferred tax liabilities	(232,712)	(240,320)	[1]	(212,535)
Retained earnings	$ 805,068	$ 634,226	[1]
Previously Reported IFRS 16
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Property and equipment				1,023,595	[1]	1,023,595
Provisions (including current portion)						(49,747)
Long-term debt (including current portion)				(1,071,751)	[1]	(1,161,430)
Deferred tax liabilities				(212,535)	[1]	(212,535)
Retained earnings				639,597	[1]	(639,597)
Adjustments
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Property and equipment						(19,406)
Right-of-use assets						341,505
Provisions (including current portion)						6,092
Long-term debt (including current portion)						6,718
Lease liabilities (including current portion)						(361,107)
Deferred tax liabilities						7,376
Retained earnings						$ 18,880
IFRS 16
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Property and equipment				1,004,189
Right-of-use assets				341,505
Provisions (including current portion)				(43,655)
Long-term debt (including current portion)				(1,154,712)
Lease liabilities (including current portion)				(361,107)
Deferred tax liabilities				(205,159)
Retained earnings				$ (620,717)

[1]	Recasted for change in presentation currency (see note 2c))